Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes (Textual)
Net operating losses	$ 86,120,000
Tax credit, amount	3,556,000
Period of expiration of various tax credits	Expire from 2018 to 2034
Increase in valuation allowance	3,069,000	1,887,000
Income tax benefit	(616,872)	(750,356)
New Jersey Tax Jurisdiction [Member]
Income Taxes (Textual)
Net operating losses	$ 5,263,000